FAIR VALUE MEASUREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Fair value inputs, discount rate	17.00%
Impairment of goodwill	$ 85,934,770